Discontinued operations (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [abstract]
Disclosure of detailed information on discontinued operations
The following table summarizes the carrying value of the assets and liabilities sold:

2020
Contract assets	1
Contract costs	2
Property, plant and equipment	484
Intangible assets	227
Goodwill	115
Total assets sold	829
Long-term debt	113
Deferred tax liability	37
Other non-current liabilities	9
Total liabilities sold	159
Net assets sold	670

The following tables summarize the income statement and statement of cash flows of our discontinued operations up to the point of sale.

FOR THE YEAR ENDED DECEMBER 31	2020
Operating revenues	118
Operating costs	(57)
Depreciation	(18)
Amortization	(7)
Interest expense	(6)
Other expense	(8)
Income taxes	(7)
Net earnings attributable to common shareholders before gain on sale	15
Gain on sale (net of taxes of $3 million)	211
Net earnings attributable to common shareholders	226

FOR THE YEAR ENDED DECEMBER 31	2020
Cash flows from operating activities	54
Cash flows from investing activities	892
Cash flows used in financing activities	(7)
Net increase in cash	939